The New Economy Fund®
Investment portfolio
February 28, 2026
unaudited

Common stocks 92.38% Information technology 41.92%	Shares	Value (000)
Micron Technology, Inc.	6,603,591	$2,723,123
Taiwan Semiconductor Manufacturing Co., Ltd.	21,130,000	1,346,135
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,337,220	1,250,056
SK hynix, Inc.	3,142,500	2,317,826
Broadcom, Inc.	6,642,691	2,122,672
NVIDIA Corp.	7,963,368	1,411,029
Microsoft Corp.	3,395,067	1,333,379
Ciena Corp. (a)	1,740,050	606,755
Western Digital Corp.	2,023,864	566,075
Shopify, Inc., Class A, subordinate voting shares (a)	3,785,136	456,979
AppLovin Corp., Class A (a)	1,004,158	436,578
Lumentum Holdings, Inc. (a)	587,697	411,923
EPAM Systems, Inc. (a)	2,170,605	306,055
ASML Holding NV	129,965	189,409
ASML Holding NV (ADR)	52,263	75,811
SAP SE	1,297,242	262,051
Salesforce, Inc.	1,290,179	251,314
KLA Corp.	159,862	243,718
Amphenol Corp., Class A	1,431,005	209,013
Fair Isaac Corp. (a)	141,630	199,608
ASMPT, Ltd.	13,725,900	196,676
Strategy, Inc., Class A (a)	1,473,781	190,855
MediaTek, Inc.	3,037,400	186,490
Cloudflare, Inc., Class A (a)	956,305	164,666
Tokyo Electron, Ltd.	523,100	147,419
Zeta Global Holdings Corp., Class A (a)(b)	7,442,042	126,143
Constellation Software, Inc.	59,695	110,312
Halma PLC	1,900,785	107,177
Sage Group PLC (The)	7,413,298	82,102
Intuit, Inc.	194,473	79,545
Chroma ATE, Inc. (a)	1,635,000	75,906
Technoprobe SpA (a)	3,415,924	69,181
Hewlett Packard Enterprise Co.	2,958,800	63,525
Synopsys, Inc. (a)	151,198	62,596
Fortinet, Inc. (a)	704,987	55,715
Nemetschek SE	677,249	54,256
Adobe, Inc. (a)	196,324	51,517
King Slide Works Co., Ltd.	465,000	50,973
MongoDB, Inc., Class A (a)	153,752	50,503
Check Point Software Technologies, Ltd. (a)	324,841	49,398
Jentech Precision Industrial Co., Ltd.	335,000	33,280
HubSpot, Inc. (a)	123,914	32,776
RingCentral, Inc., Class A	898,890	32,764
Procore Technologies, Inc. (a)	535,812	29,491
OpenAI Group PBC, Class A (a)(c)(d)	30,929	20,206
Atlassian Corp., Class A (a)	255,500	19,196
The New Economy Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Monday.com, Ltd. (a)	106,799	$7,758
Stripe, LLC, Class B (a)(c)(d)	63,586	4,006
		18,873,941
Industrials 13.66%
Airbus SE, non-registered shares	3,146,002	684,878
TransDigm Group, Inc.	415,809	541,712
BAE Systems PLC	14,466,864	411,761
Siemens AG	1,362,490	398,294
Deere & Co.	549,046	345,740
GE Vernova, Inc.	372,856	325,727
Quanta Services, Inc.	576,783	324,775
Melrose Industries PLC	37,141,631	283,205
Republic Services, Inc.	1,030,270	235,932
Techtronic Industries Co., Ltd.	14,125,500	230,388
FTAI Aviation, Ltd.	692,736	211,839
Safran SA	516,999	207,701
United Rentals, Inc.	227,231	190,874
IHI Corp.	6,904,700	190,253
Weir Group PLC (The)	3,981,531	188,980
Parker-Hannifin Corp.	174,141	175,740
General Electric Co.	421,900	144,400
Comfort Systems USA, Inc.	90,153	128,862
Schneider Electric SE	365,030	119,346
SPX Technologies, Inc. (a)	414,568	94,082
Core & Main, Inc., Class A (a)	1,478,126	80,055
Bharat Electronics, Ltd.	16,236,702	79,366
MTU Aero Engines AG	180,827	78,073
XPO, Inc. (a)	364,191	76,651
Rocket Lab Corp. (a)	971,000	67,096
Herc Holdings, Inc.	469,744	65,666
Leonardo SpA	930,622	62,459
Hitachi, Ltd.	1,795,000	60,069
Boeing Co. (The) (a)	251,949	57,326
Kandenko Co., Ltd.	1,177,300	52,666
Diploma PLC	485,075	37,098
		6,151,014
Health care 10.36%
Eli Lilly and Co.	714,957	752,128
Vertex Pharmaceuticals, Inc. (a)	1,320,751	656,189
Argenx SE (ADR) (a)	713,694	547,346
Ionis Pharmaceuticals, Inc. (a)	4,723,802	383,336
Illumina, Inc. (a)	2,776,202	373,288
Alnylam Pharmaceuticals, Inc. (a)	867,315	288,746
Align Technology, Inc. (a)	1,263,082	240,112
UnitedHealth Group, Inc.	791,788	232,208
Thermo Fisher Scientific, Inc.	414,697	216,103
Boston Scientific Corp. (a)	2,393,727	183,958
Novo Nordisk AS, Class B	4,757,207	178,971
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	4,943,168	167,376
Chugai Pharmaceutical Co., Ltd.	1,865,200	124,872
bioMerieux SA	895,434	105,804
EssilorLuxottica SA	340,039	90,483
Siegfried Holding AG	505,784	56,377
The New Economy Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
NewAmsterdam Pharma Co. NV (a)	957,477	$33,952
Krystal Biotech, Inc. (a)	62,845	17,323
Cooper Cos., Inc. (a)	168,914	14,133
		4,662,705
Consumer discretionary 8.35%
Amazon.com, Inc. (a)	4,982,952	1,046,420
MercadoLibre, Inc. (a)	410,961	722,297
Chipotle Mexican Grill, Inc. (a)	10,999,858	409,415
Tesla, Inc. (a)	583,932	235,038
Carvana Co., Class A (a)	666,994	222,883
AutoZone, Inc. (a)	54,669	205,314
Compagnie Financiere Richemont SA, Class A	958,158	195,968
Trip.com Group, Ltd. (ADR)	2,231,623	117,428
Amadeus IT Group SA, Class A, non-registered shares	1,499,037	93,416
DoorDash, Inc., Class A (a)	403,510	71,207
Sony Group Corp.	2,753,700	64,238
Booking Holdings, Inc.	14,730	62,446
NIKE, Inc., Class B	948,114	58,954
Games Workshop Group PLC	221,015	53,285
DraftKings, Inc., Class A (a)	2,226,300	53,075
Lottomatica Group SpA	2,054,749	49,869
Starbucks Corp.	502,951	49,299
Flutter Entertainment PLC (a)	435,619	46,237
		3,756,789
Financials 7.33%
Visa, Inc., Class A	1,718,610	550,196
Adyen NV (a)	386,620	454,455
3i Group PLC	9,202,959	412,007
Credicorp, Ltd.	780,922	270,496
Interactive Brokers Group, Inc., Class A	2,789,956	198,617
KKR & Co., Inc.	2,016,828	176,835
Kinsale Capital Group, Inc.	343,135	133,709
Eurobank SA	22,107,726	102,400
Sprott, Inc. (b)	609,504	98,849
XP, Inc., Class A	4,129,249	88,903
Brookfield Corp., Class A	1,939,665	85,035
Ares Management Corp., Class A	704,353	78,895
Arthur J. Gallagher & Co.	283,828	64,769
Blue Owl Capital, Inc., Class A (b)	5,952,583	62,800
ICG PLC	2,746,038	62,135
Intercontinental Exchange, Inc.	353,449	58,012
Aon PLC, Class A	168,428	56,502
flatexDEGIRO SE	1,471,893	53,602
IG Group Holdings PLC	2,804,956	49,179
Marsh & McLennan Cos., Inc.	262,104	48,945
MSCI, Inc.	83,791	47,914
Brown & Brown, Inc.	619,500	44,492
Partners Group Holding AG	36,713	40,941
Affirm Holdings, Inc., Class A (a)	841,831	39,549
Plus500, Ltd.	390,819	21,110
		3,300,347
The New Economy Fund — Page 3 of 10

unaudited
Common stocks (continued) Communication services 7.30%	Shares	Value (000)
Alphabet, Inc., Class A	3,865,400	$1,205,077
Alphabet, Inc., Class C	3,055,362	951,532
Meta Platforms, Inc., Class A	713,542	462,504
ROBLOX Corp., Class A (a)	2,620,671	179,935
Tencent Holdings, Ltd.	2,558,500	169,402
Live Nation Entertainment, Inc. (a)	720,444	116,813
Spotify Technology SA (a)	127,823	65,821
Netflix, Inc. (a)	497,010	47,832
Scout24 SE	526,466	44,945
Epic Games, Inc. (a)(c)(d)	84,438	44,520
		3,288,381
Energy 1.32%
Viper Energy, Inc., Class A	5,463,555	254,274
Baker Hughes Co., Class A	3,358,400	219,169
Noble Corp. PLC, Class A	1,689,257	76,743
Transocean, Ltd. (a)	6,977,776	45,216
		595,402
Consumer staples 1.28%
Philip Morris International, Inc.	1,773,383	331,321
Performance Food Group Co. (a)	1,597,831	155,086
Monster Beverage Corp. (a)	817,496	69,732
Ocado Group PLC (a)	6,670,548	18,887
		575,026
Materials 0.53%
Corteva, Inc.	1,278,597	102,441
Wheaton Precious Metals Corp.	455,848	74,600
Linde PLC	122,671	62,327
		239,368
Real estate 0.33%
Zillow Group, Inc., Class C, nonvoting shares (a)	2,159,329	96,349
Welltower, Inc. REIT	251,013	51,990
		148,339
Total common stocks (cost: $24,856,944,000)		41,591,312
Preferred securities 0.97% Information technology 0.86%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	381,888	98,961
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	346,983	89,916
Databricks, Inc., Series J, preferred shares (a)(c)(d)	945,000	168,351
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	218,360	13,757
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(c)(d)	128,963	8,125
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	77,454	4,879
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	22,617	1,425
		385,414
The New Economy Fund — Page 4 of 10

unaudited
Preferred securities (continued) Industrials 0.11%	Shares	Value (000)
Zipline International, Inc., Series G, preferred shares (a)(c)(d)	476,800	$26,827
Zipline International, Inc., Series H, preferred shares (a)(c)(d)	444,331	25,000
		51,827
Total preferred securities (cost: $290,465,000)		437,241
Convertible stocks 0.78% Information technology 0.78%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	433,173	282,992
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)(d)	30,562,347	32,683
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)(d)	922,043	986
Strategy, Inc. 8.00% perpetual convertible preferred shares	421,587	33,027
Total convertible stocks (cost: $143,549,000)		349,688
Convertible bonds & notes 0.01% Information technology 0.01%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	USD1,466	2,486
Total convertible bonds & notes (cost: $1,347,000)		2,486
Bonds, notes & other debt instruments 0.00% Corporate bonds and notes 0.00% Information technology 0.00%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,639	1,218
Total corporate bonds and notes		1,218
Total bonds, notes & other debt instruments (cost: $2,970,000)		1,218
Short-term securities 6.03% Money market investments 5.93%	Shares
Capital Group Central Cash Fund 3.65% (h)(i)	26,714,097	2,671,410
Money market investments purchased with collateral from securities on loan 0.10%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.59% (h)(j)	42,928,020	42,928
Total short-term securities (cost: $2,714,150,000)		2,714,338
Total investment securities 100.17% (cost: $28,009,425,000)		45,096,283
Other assets less liabilities (0.17)%		(74,886)
Net assets 100.00%		$45,021,397
The New Economy Fund — Page 5 of 10

unaudited
Investments in affiliates (i)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 5.93%
Money market investments 5.93%
Capital Group Central Cash Fund 3.65% (h)	$1,850,851	$3,915,969	$3,095,699	$112	$177	$2,671,410	$19,791
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	$81,374	$282,992	0.63%
OpenAI Group PBC, Class A (a)(c)	10/28/2025	13,299	20,206	0.04
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026	98,961	98,961	0.22
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	48,913	89,916	0.20
Databricks, Inc., Series J, preferred shares (a)(c)	12/17/2024	87,413	168,351	0.37
Zipline International, Inc., Series G, preferred shares (a)(c)	6/7/2024	20,000	26,827	0.06
Zipline International, Inc., Series H, preferred shares (a)(c)	12/3/2025	25,000	25,000	0.06
Epic Games, Inc. (a)(c)	3/29/2021	74,728	44,520	0.10
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)	2/18/2022	25,000	32,683	0.08
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)	6/27/2023	986	986	0.00 (k)
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	4,703	13,757	0.03
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	2,899	8,125	0.02
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	1,668	4,879	0.01
Stripe, LLC, Class B (a)(c)	5/6/2021-8/24/2023	2,346	4,006	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	908	1,425	0.00 (k)
Total		$488,198	$822,634	1.83%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,486,000, which represented 0.01% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 2/28/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan.
(k)	Amount less than 0.01%.
The New Economy Fund — Page 6 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The New Economy Fund — Page 7 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,156,945	$1,692,784	$24,212	$18,873,941
Industrials	6,151,014	—	—	6,151,014
Health care	4,662,705	—	—	4,662,705
Consumer discretionary	3,756,789	—	—	3,756,789
Financials	3,300,347	—	—	3,300,347
Communication services	3,243,861	—	44,520	3,288,381
Energy	595,402	—	—	595,402
Consumer staples	575,026	—	—	575,026
Materials	239,368	—	—	239,368
Real estate	148,339	—	—	148,339
Preferred securities	—	—	437,241	437,241
Convertible stocks	33,027	—	316,661	349,688
Convertible bonds & notes	—	2,486	—	2,486
Bonds, notes & other debt instruments	—	1,218	—	1,218
Short-term securities	2,714,338	—	—	2,714,338
Total	$42,577,161	$1,696,488	$822,634	$45,096,283
The New Economy Fund — Page 8 of 10

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended February 28, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Total
Beginning value at 11/30/2025	$67,864	$263,502	$ 243,135	$ 574,501
Transfers into level 3*	—	—	—	—
Purchases	—	123,961	—	123,961
Sales	—	—	—	—
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	868	49,778	73,526	124,172
Transfers out of level 3*	—	—	—	—
Ending value at 2/28/2026	$ 68,732	$ 437,241	$ 316,661	$ 822,634
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 2/28/2026.	$868	$49,778	$73,526	$124,172
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 2/28/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$68,732	Market compa- rables	EV/Sales multiple	5.5x	5.5x	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
Preferred securities	437,241	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market compa- rables	EV/Sales multiple	21.0x	21.0x	Increase
Convertible stocks	316,661	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
	$822,634
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
EV = Enterprise value
REIT = Real Estate Investment Trust
USD = U.S. dollars
The New Economy Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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MFGEFP1-014-0426
The New Economy Fund — Page 10 of 10